Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalent	S/ 626,180	S/ 606,950
Financial asset at fair value through profit or loss	181	352
Trade accounts receivables, net	992,724	1,031,270
Work in progress, net	584,753	680,929
Accounts receivable from related parties	100,752	181,664
Other accounts receivable	765,445	649,516
Inventories, net	770,711	1,104,293
Prepaid expenses	33,478	51,301
Current assets before non-current assets classified as held for sale	3,874,224	4,306,275
Non-current assets classified as held for sale	17,722	22,385
Total current assets	3,891,946	4,328,660
Non-currentassets
Long-term trade accounts receivable, net	848,590	667,519
Long-term work in progress, net	87,410	197,586
Long-term accounts receivable from related parties	773,930	531,384
Prepaid expenses	38,082	23,526
Other long-term accounts receivable	470,852	357,952
Investments in associates and joint ventures	268,671	389,759
Investment property	45,687	49,357
Property, plant and equipment, net	865,735	1,113,599
Intangible assets, net	940,070	960,286
Deferred income tax asset	436,697	427,008
Total non-currentassets	4,775,724	4,717,976
Total assets	8,667,670	9,046,636
Current liabilities
Borrowings	1,056,764	1,961,043
Bonds	36,655	46,091
Trade accounts payable	1,453,046	1,276,617
Accounts payable to related parties	55,174	80,217
Current income tax	85,543	62,160
Other accounts payable	848,500	1,096,307
Provisions	13,503	14,531
Current liabilities excluding non-current liabilities classified as held for sale	3,549,185	4,536,966
Total current liabilities	3,549,185	4,536,966
Non-currentliabilities
Borrowings	633,299	419,395
Long-term bonds	910,912	921,623
Other long-term accounts payable	852,473	512,803
Long-term accounts payable to related parties	25,954	65,320
Provisions	33,914	26,542
Derivative financial instruments	383	1,081
Deferred income tax liability	72,472	73,169
Total non-currentliabilities	2,529,407	2,019,933
Total liabilities	6,078,592	6,556,899
Equity
Capital	660,054	660,054
Legal reserve	132,011	132,011
Optional reserve	29,974	29,974
Share Premium	881,795	882,464
Other reserves	(169,671)	(167,456)
Retained earnings	589,167	443,377
Equity attributable to controlling interest in the Company	2,123,330	1,980,424
Non-controllinginterest	465,748	509,313
Total equity	2,589,078	2,489,737
Total liabilities and equity	S/ 8,667,670	S/ 9,046,636